Details of Fees and Commissions Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 170,311	¥ 132,787	¥ 116,567
Deposits, debentures and lending business	114,073	113,989	97,509
Remittance business	108,534	104,574	105,015
Trust fees	48,914	45,621	45,990
Fees for other customer services	233,931	215,837	210,332
Total	¥ 675,763	¥ 612,808	¥ 575,413